Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of components of lease costs
The following table presents the components of lease costs:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Components of lease costs:
Operating lease cost	361	287	646	566
Variable lease cost (not included in the measurement of lease liabilities)	273	194	548	445
Total lease costs	$634	$480	$1,194	$1,010
Total additions to operating right-of-use assets	$19,119	$—	$19,119	$—

Schedule of Future Minimum Operating Lease Payments
Xanadu’s future minimum operating lease payments as of June 30, 2026 are as follows:

Remainder of 2026	$622
2027	2,160
2028	3,166
2029	3,212
2030 and Thereafter	31,743
Total future minimum lease payments	40,903
Less: imputed interest	(14,296)
Total operating lease liabilities	26,607
Less: current portion of operating lease liabilities	(1,051)
Long-term portion of operating lease liabilities	$25,556